Vessels, Port Terminal and Other Fixed Assets, Net - Navios Logistics (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Feb. 11, 2014
Property Plant And Equipment [Line Items]
Purchase price obligation	$ 17,617	$ 20,649
Payments For Construction In Process	86,911	26,713	$ 45,337
Repayments of obligations under capital leases	$ 3,032	1,501	$ 1,399
San San H
Property Plant And Equipment [Line Items]
Purchase price obligation				$ 5,150
Expiration date of the capital lease agreement	April 2020
Ferni H
Property Plant And Equipment [Line Items]
Purchase price obligation				$ 5,325
Expiration date of the capital lease agreement	January 2020
Ferni H and San San H
Property Plant And Equipment [Line Items]
Repayments of obligations under capital leases	$ 3,032	1,501
Three new pushboats, price per each
Property Plant And Equipment [Line Items]
Total purchase price					$ 7,344
Payments For Construction In Process	$ 16,156	14,770
Date of expected delivery	Q3 2017
Expansion of its dry port
Property Plant And Equipment [Line Items]
Payments For Construction In Process	$ 120,735	$ 29,484